FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - By contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial liabilities	$ 162,216	$ 187,556
Restricted cash	150	16,169
Cost
Financial instruments
Financial liabilities	156,777	141,602
Less than 1 year
Financial instruments
Financial liabilities	150,768	61,428
2-5 years
Financial instruments
Financial liabilities	4,276	115,777
More than five years
Financial instruments
Financial liabilities	7,172	10,351
Accounts payable
Financial instruments
Financial liabilities	4,230	11,664
Accounts payable | Cost
Financial instruments
Financial liabilities	4,230	11,664
Accounts payable | Less than 1 year
Financial instruments
Financial liabilities	4,230	11,664
Lease liabilities
Financial instruments
Financial liabilities	11,525	4,662
Lease liabilities | Cost
Financial instruments
Financial liabilities	7,475	4,192
Lease liabilities | Less than 1 year
Financial instruments
Financial liabilities	1,723	2,109
Lease liabilities | 2-5 years
Financial instruments
Financial liabilities	4,079	2,553
Lease liabilities | More than five years
Financial instruments
Financial liabilities	5,723
Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	17,949	20,896
Accrued expenses and other current liabilities | Cost
Financial instruments
Financial liabilities	17,949	20,896
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Financial liabilities	17,949	20,896
Borrowing
Financial instruments
Financial liabilities	115,216	125,372
Borrowing | Cost
Financial instruments
Financial liabilities	115,216	83,620
Borrowing | Less than 1 year
Financial instruments
Financial liabilities	115,216	9,159
Borrowing | 2-5 years
Financial instruments
Financial liabilities		107,213
Borrowing | More than five years
Financial instruments
Financial liabilities		9,000
Payable in respect of intangible assets purchase
Financial instruments
Financial liabilities	11,650	22,600
Payable in respect of intangible assets purchase | Cost
Financial instruments
Financial liabilities	11,157	20,480
Payable in respect of intangible assets purchase | Less than 1 year
Financial instruments
Financial liabilities	11,650	17,600
Payable in respect of intangible assets purchase | 2-5 years
Financial instruments
Financial liabilities		5,000
Royalty obligation
Financial instruments
Financial liabilities	1,646	2,362
Royalty obligation | Cost
Financial instruments
Financial liabilities	750	750
Royalty obligation | 2-5 years
Financial instruments
Financial liabilities	197	1,011
Royalty obligation | More than five years
Financial instruments
Financial liabilities	$ 1,449	$ 1,351